UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     November 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $106,379 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     MSCI EMERG MKT   464287234    11424    42000 SH  PUT  SOLE                    42000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     2556    46320 SH       SOLE                    46320        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589      750    26645 SH       SOLE                    26645        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    11695    33800 SH  PUT  SOLE                    33800        0        0
SCIENTIFIC LEARNING CORP       COM              808760102      110    35000 SH       SOLE                    35000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    16291   120224 SH  PUT  SOLE                   120224        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    11140    23702 SH  CALL SOLE                    23702        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     7233    45762 SH       SOLE                    45762        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    45180    68571 SH  PUT  SOLE                    68571        0        0